Expense Example	Nov. 01, 2025 USD ($)
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,394
DF Dent Midcap Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
DF Dent Midcap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,152
DF Dent Midcap Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
DF Dent Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,483
DF Dent Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,274
DF Dent Small Cap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	$ 1,381